SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, share-based compensation, impairment of goodwill and intangible assets and income taxes. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Restricted cash

The Group’s restricted cash represents $835 and $149 deposits restricted as to withdrawal as performance security for certain contracts as of December 31, 2012 and 2013, respectively.

Term deposits

Term deposits consist of deposit placed with financial institutions with original maturities of greater than three months and less than one year. The term deposits are not allowed to be withdrawn before their maturity. The term deposits carry either variable interest or fixed interest rate.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                  Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•                  Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                  Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of financial instrument

The Group’s financial instruments primarily consist of cash and cash equivalents, restricted cash, term deposits, accounts receivable, amounts due from related parties, equity method investments, accounts payable, accrued expenses and other current liabilities, forward contract and preferred shares.

The carrying values of the Company’s short-term financial instruments approximate their fair value because of their short maturities.

The Group records forward contract and the redemption feature of the preferred shares at fair value and recognized change in fair value as gain or loss in each period presented.

Estimates of fair value of the equity method investments in non-marketable securities cannot be practicably made without incurring excessive costs.

Accounts receivable

Accounts receivable represents receivables derived in the ordinary course of business. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Propertyand equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	40 years
Equipment and furniture	2-5 years
Software	3-5 years
Aerial photogrammetry equipment	10 years
Vehicles	2-8 years
Office improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of customer relationship is computed based on the estimated attrition pattern of the acquired customers. Amortization of other definite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with definite lives are as follows:

Operating licenses	1.8-7 years
Contract backlog	1-3 years
Customer relationship	3.3-8 years
Non-compete agreement	3-5.5 years
Complete technology	3.5-5 years
Content copyright	0.25 years
Partnership agreement	4.8 years
Complete applications	1.1 years

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired.

Effective January 1, 2012, the Group adopted FASB revised guidance on testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. If the Group determines that it is more-likely-than-not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The Group chose to directly perform the two-step goodwill impairment test for 2012 and 2013.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled.  These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share.  Treasury stock is recorded at cost.

Revenue recognition

The Company derives revenues primarily from the following:

Automotive navigation

In-dash navigation systems

The Group provides perpetual licenses of digital map data to certain in-dash navigation system manufacturers and automobile manufacturers for in-dash navigation systems on a per copy basis. The Group usually converts its digital map data into various proprietary formats for the in-dash navigation system manufacturers and sends master copy or DVD copies of the converted map data to these manufacturers. Revenues from licensing map data for in-dash navigation systems are recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured (collectively “the four revenue recognition criteria”).

Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement. The Group assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. The Group assesses the collectability of accounts receivable based primarily on the customer’s payment history. In the case that the Group provides a master copy of map data, revenue is recognized based on the monthly statement from the customers indicating the number of copies they have installed. In the case that Group provides DVD copies of map data, revenue is recognized when map data are delivered to the customers’ destination. After the delivery of the map data, there are no post sale obligations other than warranty terms and telephone support to end customers. Customers purchase updated versions of digital map data from the Group separately.

Aftermarket Navigation Solutions

The Group offers customized solutions to manufactures of dealer option in-dash navigation system and portable navigation device manufacturers based on their specific needs, which range from digital map data only to a “total solution” including digital map data, a navigation engine, and a user interface, on a per copy basis. Free updates to map data and the related application software may be provided on a when-and-if-available basis.

The Group usually sends a master copy of map data or total solution to the customers. When no free updates are provided, revenue is recognized when all of the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers indicating the number of copies they have installed. For the total solutions with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish vendor-specific objective evidence (“VSOE”) of the fair value for updates, revenues are recognized ratably over the service period if all the other basic revenue recognition criteria have been met.

Under the map data arrangement with one portable navigation device manufacturer, the Group provided a master copy of map data and timely updates to the data in the contract period for a nonrefundable minimum licensing fee. A usage fee will be charged for each copy made and sold by the manufacturer in excess of the number of copies covered by the minimum license fee. The nonrefundable minimum license fee is recognized as revenue ratably over the contract period. Fees for additional copies are recognized as revenue when reports as to additional copies made are provided by the manufacturer. In addition, because of uncertainty relating to collectability in this specific instance prior to 2012, revenues recognized in 2011 are further limited to the amount of cash received.

Mobile/Internet location-based solutions

Pre-installed and Downloadable Navigation Applications

The Group provides map application solutions, including a perpetual license of map data, a navigation engine and a user interface, on a per copy basis, to mobile phone and tablet computer manufacturers for pre-installation in their products. The Group usually sends a master copy of the map application solutions to the manufacturers or provides end users with access to download the solutions from application stores. When no free updates to the map data and the related application software are provided, revenues are recognized when all the four revenue recognition criteria are met upon the receipt of the monthly statement from the customers or application stores indicating the number of copies the customers or end users have installed. For the arrangement with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE of the fair value for updates, revenues are recognized ratably over the service period if all the other revenue recognition criteria have been met.

Solutions for mobile operators

The Group provides digital map database to China Mobile to support its mobile location-based services provided to its mobile subscribers. The Group also cooperates with China Telecom, supporting its location-based mobile navigation business platform, across China Telecom’s nationwide network. Revenues are computed based on the level of database usage and the pre-agreed share of mobile navigation services revenue. Mobile operators provide the Group with a monthly statement which represents the principal evidence that the solutions have been delivered. Revenues are recognized upon the receipt of the monthly statements.

Internet-based Map API Solutions

The Group also provides map application solutions to customers, enabling the website access to the Group’s digital map database through the Group’s map application programming interfaces (“API”) and incorporate the Group’s location-based information into their own search engine and content. Revenues are derived from the following arrangements:

1) Provision of map data service for a fixed annual or quarterly fee, or a minimum fee plus additional fee when the website reaches certain performance goals, such as click rates or advertisements displayed. The fixed fee or minimum fee is recognized as revenue ratably over the service period. Additional fees are recognized as revenue when reports provided by the customer as to achievement of the performance goal are received.

2) Sales of map data and related application software, when no free updates to the map data and related software are provided, revenues are recognized when all the four revenue recognition criteria are met, which is usually upon the delivery of map data and the related application software.

For arrangements with free updates to map data and the related application software on a when-and-if-available basis, as the Group is not able to establish VSOE of the fair value for updates, revenues are recognized ratably over the service period if all the other revenue recognition criteria are met.

Mobile Internet Solutions for Public Sectors and Enterprises.

The Group offers location based solutions to help municipal governments improve civil management efficiency or to assist enterprises to better monitor and manage their resources, including tracking assets and managing fleet. These solution offerings normally include proprietary application software for server and terminals, third-party hardware and software, and free support services mainly including telephone support and free unspecified upgrades to application software on a when-and-if-available basis for one to three years period.

This type of arrangement is accounted for as two separate units and the total consideration is allocated between 1) third-party hardware and 2) software deliverables and free support service, based on their relative selling prices. The revenue of third party hardware is recognized upon delivery or at the completion of preliminary acceptance test if there is any. The revenues allocated to the software deliverables, which include free support services, are recorded ratably over the remaining service period upon the completion of preliminary acceptance test if all the other basic revenue recognition criteria are met as the Group is not able to establish VSOE of the fair value of the support service.

Public sector and enterprise applications

Aerial photogrammetry and 3-D modeling applications

The Group provides aerial digital maps and 3-D modeling applications to certain PRC government agencies and enterprises to support them in land usage survey, obtaining 3-D geographic information or other activities pursuant to service arrangements, which in general takes several months to complete. The Group recognizes aerial photogrammetry contract revenue using the percentage-of-completion method, based on the ratio of the contract costs incurred to date to the total estimated contract costs. No post contract services are provided by the Group. If the current estimates of total contract cost indicate a loss, a provision for the entire loss on the contract is recognized when the loss becomes evident.

Map data licensing

The Group provides one-time map data license or map data license for a certain period with timely updates to the map data during such contract period on a when-and-if-available basis to certain enterprises to support their location-based application. When one-time map data licensing is provided, revenues are recognized when the four revenue recognition criteria are met. Revenues from a map data license for certain period are recognized ratably over the contract period.

Other revenues

Other services provided by the Group include technical consulting services, publishing and advertising services, and navigation device road test services. The Group recognizes revenues when all the four revenue recognition criteria are met, which is usually upon the completion of the services.

Value added taxes (“VAT”) rebate revenues

The Group receives VAT rebates from relevant tax authority as an incentive to certain high-tech companies. VAT rebates are recorded as revenue when the Group properly files the rebate application for the applicable VAT amount paid to tax authority. The Group recorded $10,692, $14,008 and $11,976 of VAT rebate in revenue for the years ended December 31, 2011, 2012 and 2013, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, substantially all the PRC subsidiaries and VIEs in the Group became subject to VAT at the rates of 6% or 3% on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale tax payers cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development costs

The Group incurs costs in developing applications for internal use, such as software to improve the effectiveness of map data creation and updating activities, and costs in developing software for sale, such as navigation engine in personal navigation application arrangements and location-based management software in government and enterprise location based solution arrangements.

Research and development costs are charged to expense as incurred.

Advertising costs

Advertising costs are charged to expense as incurred. Advertising costs were approximately $1,902, $2,902 and $22,395 for the years ended December 31, 2011, 2012 and 2013, respectively.

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income when there is reasonable assurance that the Group has complied with the conditions attaching to it, which is normally upon the government approval.  When there is no such condition, government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. $1,610, $2,181 and $820 of government subsidies were received and the Group recorded $163, $3,111 and $1,446 of government subsidies in the statement of comprehensive income/(loss) during the years ended December 31, 2011, 2012 and 2013, respectively.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease.  Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease.  If the lease agreement provides rent holidays or calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term. The difference between rent expense and rent paid is recorded as prepaid rent. The term of the Group’s leases typically ranges from one to six years and some of them are subject to renewal at fair market value.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements and net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries located outside the PRC is the United States dollar (“U.S. dollar”). The financial records of the Company’s subsidiary, its VIEs and its VIEs’ subsidiaries located in the PRC are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income/ (loss)

Comprehensive income/ (loss) mainly includes net income/(loss) and foreign currency translation adjustments. The Group presents the components of net income/(loss), the components of other comprehensive income and total comprehensive income/(loss) in a single continuous statement of comprehensive income/(loss).

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, restricted cash, term deposits, accounts receivable and amounts due from related parties. The Group places their cash with financial institutions at various locations. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of the customers accounting for 10% or more of total revenues are as follow:

	For the year ended December 31,
Customer	2011	2012	2013
A	34%	30%	31%
B	26%	21%	12%
C	*	15%	18%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

	December 31,
Customer	2012	2013
A	15%	21%
B	18%	13%
C	13%	*
D	17%	31%

* not greater than 10%

Share-based compensation

Share-based compensation with employees and directors is measured based on the grant date fair value of the equity instrument, The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, using the graded vesting attribution method. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Accruals of compensation cost for an award with a performance condition is based on the probable outcome of that performance condition and compensation cost will be accrued if the performance condition is probable to be satisfied. The estimated quantity of awards for which it is probable that the performance conditions will be achieved are reevaluated each reporting period and change in estimate will be accounted for by recording a cumulative catch-up adjustment in the period of change. Compensation cost will not be recognized, and any previously recognized compensation cost will be reversed, if the performance condition is not satisfied.

The liabilities awards under share-based compensation arrangements are remeasured at the end of each reporting period until settlement. Fluctuations in the fair value of the liability award are recorded as increases or decreases in compensation cost, either immediately or over the remaining service period, depending on the vesting status of the award.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net income/lossper share

The Group has determined that its convertible redeemable preferred shares were participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group has used the two-class method of computing net income per share, for ordinary and preferred shares according to the participation rights in undistributed earnings. Under this method, undistributed net income is allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class may share income for the period; whereas net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

The Group has stock options and nonvested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per share, the effect of the convertible redeemable preferred shares is computed using the if-converted method; the effect of the stock options and nonvested shares is computed using the treasury stock method.

Recent accounting pronouncements

In March 2013, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this Accounting Standards Update (“ASU”) is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its consolidated financial statements.